Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Additional information for warrants outstanding
The table below provides additional information for warrants outstanding as of December 31, 2017.

	Number of warrants	Weighted average exercise price	Expiration date
Outstanding at December 31, 2016	639,598	$0.86	Various from January 2017 through March 2017
Exercised	(416,295)	0.86
Expired	(223,303)	0.86
Outstanding and Exercisable at December 31, 2017	—	$—